EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	May 04, 2022	Jun. 08, 2021	Jun. 13, 2020	Feb. 28, 2023	Dec. 31, 2022
Disclosure of dividends [Line Items]
Dividends proposed or declared (in USD per share)	$ 0.38	$ 0.30	$ 0
Dividend payable	$ 332	$ 312	$ 0
Dividends per share, base amount (in USD per share)					$ 0.38
Change in base dividend per share
Disclosure of dividends [Line Items]
Dividends per share, base amount (in USD per share)				$ 0.44